Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts (in Dollars)	$ 952	$ 952	$ 0
Fixed assets, accumulated depreciation (in Dollars)	75,019	41,931	918
Convertible senior secured debentures, discount (in Dollars)	1,604,390	0
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares issued	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	40,737,560	37,274,292	30,874,508
Common stock, shares outstanding	40,737,560	37,274,292	30,874,508
Common stock owed but not issued	435,000	2,855,979	1,225,994
Website [Member]
Accumulated amortization (in Dollars)	21,698	18,226	10,415
Patents [Member]
Accumulated amortization (in Dollars)	$ 4,122	$ 3,547	$ 2,502